Stock-Based Compensation Plans	12 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation Plans

8.	Stock-Based Compensation Plans.

The Company has two Stock Option Plans (the 2000 Stock Option Plan and the 2006 Stock Option Plan) under which options for shares of common stock were granted to directors, officers and key employees. The 2006 plan permits the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, or stock awards. The options awarded under the plans have similar characteristics. All stock options are non-qualified and expire ten years from the date of grant. Stock based compensation awarded to directors, officers and employees are exercisable immediately or become exercisable in cumulative installments of 20% or 25% at the end of each year following the date of grant. When stock options are exercised the Company issues new shares after receipt of exercise proceeds and taxes due, if any, from the grantee. The number of common shares available for future issuance was 419,170 at September 30, 2015.

The Company utilizes the Black-Scholes valuation model for estimating fair value of stock compensation for options awarded to officers and employees. Each grant is evaluated based upon assumptions at the time of grant. The assumptions were no dividend yield, expected volatility between 37% and 46%, risk-free interest rate of .3% to 4.2% and expected life of 3.0 to 7.0 years.

The dividend yield of zero is based on the fact that the Company does not pay cash dividends and has no present intention to pay cash dividends. Expected volatility is estimated based on the Company’s historical experience over a period equivalent to the expected life in years. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate at the date of grant with a term consistent with the expected life of the options granted. The expected life calculation is based on the observed and expected time to exercise options by the employees.

As a result of the Spin-off and pursuant to the Employee Matters Agreement, we made certain adjustments to the exercise price and number of outstanding FRP stock options. All outstanding options held by the Company directors, Company officers and key employees on January 30, 2015 were cancelled and replaced by an equal number of FRP options at 75.14% of the previous exercise price based upon the market value of FRP less the when issued market value of the Company on that day. For FRP officers additional options were issued rather than issuing Patriot options for the 24.86% market value attributed to Patriot. The adjusted stock options are subject to the same vesting conditions and other terms that applied to the original FRP award immediately prior to the Spin-off, except as otherwise described above.

Subsequent to Spin-off, the realized tax benefit pertaining to options exercised and the remaining compensation cost of options previously granted prior to the Spin-off will be recognized by FRP or Patriot based on the employment location of the related employee or director.

The Company recorded the following stock compensation expense (including unallocated to Patriot in periods prior to the Spin-off) in its consolidated statement of income (in thousands):

	Years Ended September 30
	2015	2014	2013
Stock option grants	$267	441	376
Annual non-employee Director stock award	536	698	507
	$803	1,139	883

A summary of changes in outstanding options is presented below (in thousands, except share and per share amounts):

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Outstanding at
October 1, 2012	481,210	$17.52	3.8	$3,782
Granted	46,180	$26.20		$489
Exercised	(112,800)	$10.52		$(603)
Outstanding at
September 30, 2013	414,590	$20.40	4.2	$3,668
Granted	31,790	$41.39		$545
Exercised	(119,550)	$12.23		$(732)
Outstanding at
September 30, 2014	326,830	$25.43	5.0	$3,481
Spin-off adjustment				$(865)
Spin-off conversion	17,795	$20.63		$155
Granted	39,425	$26.97		$432
Forfeited	(6,000)	$14.97		$(35)
Exercised	(72,300)	$13.31		$(430)
Outstanding at
September 30, 2015	305,750	$21.90	5.9	$2,738
Exercisable at
September 30, 2015	213,847	$20.87	5.0	$1,751
Vested during
twelve months ended
September 30, 2015	37,546			$329

The following table summarizes information concerning stock options outstanding at September 30, 2014:

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$16.51 – $24.75	11,078	16.72	6.2
$24.76 - $37.25	59,977	23.30	8.0
$37.26 - $41.39	20,848	31.10	8.2
	91,903	$24.27	7.8	Years
Exercisable:
$16.51 - $24.75	54,117	17.63	4.8
$24.76 - $37.25	147,018	21.18	4.8
$37.26 - $41.39	12,712	31.10	8.2
	213,847	$20.87	5.0	Years
Total	305,750	$21.90	5.9	Years

The aggregate intrinsic value of exercisable in-the-money options was $1,994,000 and the aggregate intrinsic value of outstanding in-the-money options was $2,553,000 based on the market closing price of $30.14 on September 30, 2015 less exercise prices.

The realized tax benefit to the Company or Patriot from options exercised in the twelve months ended September 30, 2015 was $556,000. The unrecognized compensation cost of options granted but not yet vested as of September 30, 2015 was $687,000, which is expected to be recognized over a weighted-average period of 3.2 years. Gains of $1,436,000 were realized by option holders during the twelve months ended September 30, 2015.